Financial Assets at Fair Value through Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2022
Financial assets at fair value through other comprehensive income [abstract]
Changes in Financial Assets at Fair Value through Other Comprehensive Income
(1)	Changes in financial assets at fair value through other comprehensive income for the years ended December 31, 2021 and 2022 are as follows:

		2021
		Beginning balance	Acquisition	Disposal	Valuation	Others	Ending balance
		In millions of won
Equity securities
Listed	￦	194,669	1,500	(8,208)	81,112	4,753	273,826
Unlisted		163,890	8,929	(13)	(12,335)	319	160,790

		358,559	10,429	(8,221)	68,777	5,072	434,616

Debt securities
Corporate bond		—	500	—	—	(9)	491

		358,559	10,929	(8,221)	68,777	5,063	435,107

Current financial assets at fair value through other comprehensive income	￦	—	—	—	—	—	—
Non-current financial assets at fair value through other comprehensive income		358,559	10,929	(8,221)	68,777	5,063	435,107

		2022
		Beginning balance	Acquisition	Disposal	Valuation	Others	Ending balance
		In millions of won
Equity securities
Listed	￦	273,826	—	—	28,585	(2,354)	300,057
Unlisted		160,790	9,451	—	33,237	(1,235)	202,243

		434,616	9,451	—	61,822	(3,589)	502,300

Debt securities
Corporate bond		491	—	—	38	—	529

		435,107	9,451	—	61,860	(3,589)	502,829

Current financial assets at fair value through other comprehensive income	￦	—	—	—	—	—	—
Non-current financial assets at fair value through other comprehensive income		435,107	9,451	—	61,860	(3,589)	502,829

Financial Assets at Fair Value through Other Comprehensive Income

(2)	Financial assets at fair value through other comprehensive income as of December 31, 2021 and 2022 are as follows:

	2021
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Listed
Korea District Heating Corp.	2,264,068	19.55%	￦	173,201	87,733	87,733
Ssangyong Motor Co., Ltd.	38,568	0.03%		428	—	—
SM Korea Line Corp.	180	0.00%		1	—	—
Namkwang Engineering & Construction Co., Ltd.	121	0.00%		15	1	1
Bumyang Construction Co., Ltd.	35	0.00%		2	—	—
ELCOMTEC Co., Ltd.	32,875	0.04%		217	42	42
PAN Ocean Co., Ltd.	1,492	0.00%		14	8	8
STX Heavy Industries Co., Ltd.	7,419	0.03%		107	35	35
Codes Combine Co., Ltd.	291	0.00%		1	1	1
PT Adaro Energy Tbk.	480,000,000	1.50%		65,028	89,747	89,747
Denison Mines Corp.	58,284,000	9.76%		84,134	94,376	94,376
Fission Uranium Corp.	100,000	0.02%		41	73	73
SangSangin Industry Co., Ltd.	5,831	0.01%		38	6	6
Vitzosys Co., Ltd.	399	0.00%		2	2	2
EMnI Co., Ltd.	628	0.00%		25	2	2
Vissem electronics, Co., Ltd.	229	0.00%		11	2	2
KC Industry Co., Ltd.	139	0.00%		6	1	1
Ihsung CNI Co., Ltd.	142,860	4.81%		1,500	1,779	1,779
Aone Alform Co., Ltd.	2,672	0.08%		19	18	18

				324,790	273,826	273,826

Unlisted (*1)
Intellectual Discovery Co., Ltd.	1,000,000	6.00%	￦	5,000	954	954
Hwan Young Steel Co., Ltd.	10,916	0.14%		1,092	97	97
SAMBO AUTO. Co., Ltd.	15,066	0.02%		38	38	38
Mobo Co., Ltd.	504	0.00%		14	14	14
Dae Kwang Semiconductor Co., Ltd.	589	0.07%		6	6	6
Sanbon Department Store	828	0.01%		124	3	3
Miju Steel Mfg. Co., Ltd.	1,097	0.23%		50	50	50
Sungwon Co., Ltd.	117	0.07%		29	29	29
IMHWA Corp.	329	0.11%		5	5	5
DALIM Special Vehicle Co., Ltd.	58	0.08%		10	10	10
ASA JEONJU Co., Ltd.	34,846	1.34%		697	69	69
Moonkyung Silica Co., Ltd.	42	0.56%		—	—	—
Sungkwang Timber Co., Ltd.	3	0.08%		5	5	5
HJ Steel Co., Ltd.	218	0.07%		2	2	2
KS Remicon Co., Ltd.	12	0.04%		3	3	3
Joongang Platec Co., Ltd.	3,591	0.75%		72	35	35
Pyungsan SI Co., Ltd.	434	0.01%		9	9	9
Samgong Development Co., Ltd.	12	0.01%		7	7	7
Joongang Development Co., Ltd.	540	0.12%		8	8	8
AJS Co., Ltd.	12,906	0.23%		32	32	32
MSE Co., Ltd.	429	0.13%		9	9	9
Ilrim Nano Tec Co., Ltd.	1,520	0.07%		15	15	15
Youngjin Hi-Tech Co., Ltd.	11,109	0.25%		255	150	150
Buyoung Co., Ltd.	270	0.00%		3	3	3
Ilsuk Co., Ltd.	152	0.17%		10	10	10
Zyle Daewoo Motor Sales Co., Ltd.	22	0.00%		—	—	—
Daewoo Development Co., Ltd.	8	0.00%		—	—	—
Seyang Inc.	537	0.05%		27	27	27

	2021
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Seungri Enterprise Co., Ltd.	93	0.05%	￦	3	3	3
Shin-E P&C Co., Ltd.	1,569	0.64%		111	2	2
Ejung Ad Co., Ltd.	132	0.09%		3	3	3
Solvus Co., Ltd.	1,056	0.04%		3	3	3
Myung Co., Ltd.	89	0.05%		2	2	2
Biwang Industry Co., Ltd	406	0.04%		2	2	2
Young Sung Co., Ltd.	89	0.40%		26	26	26
Yuil Industrial Electronics Co., Ltd.	804	0.32%		15	15	15
Woojin Industry Corporation	3	0.00%		16	16	16
Kwang Sung Industry Co., Ltd.	325	0.35%		7	7	7
Futech Mold Co., Ltd.	274	0.27%		14	14	14
Woojoo Environment Ind. Co., Ltd.	101	0.11%		13	13	13
Hyungji Esquire Co., Ltd.	61	0.02%		22	22	22
Morado Co., Ltd.	209	0.04%		2	2	2
Myung Sung Tex Co., Ltd.	20	0.00%		2	2	2
Kwang Sung Co., Ltd.	610	0.53%		31	31	31
Seen Business and Technology co., Ltd.	29,424	0.73%		148	7	7
Woobang Construction Co., Ltd.	8	0.00%		8	8	8
Shin Pyung Co., Ltd.	6	0.03%		3	3	3
JMC Heavy Industries Co., Ltd.	2,724	0.10%		27	2	2
Najin Steel Co., Ltd.	37	0.06%		5	5	5
Sinkwang Industry Co., Ltd.	1,091	1.68%		5	5	5
Elephant & Friends Co., Ltd.	563	0.61%		3	3	3
Mireco Co., Ltd.	109	0.25%		11	11	11
L&K Industry Co., Ltd.	1,615	0.60%		24	24	24
JO Tech Co., Ltd.	1,263	0.62%		25	25	25
Kendae Printing Co., Ltd.	422	0.60%		21	21	21
Dauning Co., Ltd.	231	0.41%		6	6	6
Korea Trecision Co., Ltd.	22	0.45%		5	5	5
Ace Track Co., Ltd.	3,130	1.08%		219	59	59
Dung Hwan Co., Ltd.	556	0.02%		6	6	6
Hurim Biocell Co., Ltd.	1,021	0.00%		5	5	5
Smart Power Co., Ltd.	133,333	4.14%		200	200	200
Sunjin Power Tech Co., Ltd.	4,941	0.92%		247	32	32
Beer Yeast Korea Inc.	1,388	0.43%		7	7	7
B CON Co., Ltd.	96	1.16%		6	6	6
Ace Integration Co., Ltd	105	0.09%		24	24	24
AceInti Agricultural Co., Ltd.	16	0.02%		5	5	5
KyungDong Co., Ltd.	130	0.01%		1	1	1
ChunWon Development Co., Ltd.	193	0.19%		39	39	39
SungLim Industrial Co., Ltd.	29	0.03%		1	1	1
Korea Minerals Co., Ltd.	191	0.05%		134	1	1
HyoDong Development Co., Ltd.	128	0.16%		25	1	1
Haspe Tech Co., Ltd.	652	0.55%		20	20	20
JoHyun Co., Ltd.	350	1.56%		18	18	18
KC Co., Ltd.	5,107	0.17%		26	26	26
SeongJi Industrial Co.,Ltd.	41	0.05%		1	1	1
Seyang Precision Ind.Co., Ltd.	829	0.23%		41	41	41
Dooriwon Food System Co., Ltd.	13	0.27%		1	1	1
ShinShin Co., Ltd	339	1.12%		17	17	17

	2021
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Sung Kwang Co., Ltd.	23	0.37%	￦	6	6	6
Shinheung petrol. Co., Ltd.	699	0.14%		35	35	35
Force TEC Co., Ltd.	3,501	0.02%		18	18	18
Samsung Tech Co., Ltd.	486	1.28%		97	36	36
Younil Metal Co., Ltd.	41	0.21%		21	21	21
CJ Paradise Co.,Ltd	24	0.02%		12	12	12
Han Young Technology Company Co.,Ltd.	35	0.00%		—	—	—
K Shipbuilding Co., Ltd. (formerly, STX Offshore & Shipbuilding Co., Ltd.)	8,622	0.25%		1,078	1,078	1,078
Ptotronics Co., Ltd.	843	0.42%		84	6	6
NFT Co., Ltd.	136	0.40%		8	8	8
Hyundaitech Co.,Ltd.	1,363	0.87%		27	27	27
Dasan Material Co., Ltd.	29	0.04%		22	22	22
Fish World Co.,Ltd.	47	0.21%		2	2	2
SG Shinsung Engineering and Construction Co., Ltd.	10	0.00%		6	—	—
Samdo Industry Electric Co.,Ltd.	48	0.02%		1	1	1
Taejung Industries Co.,Ltd.	9,268	0.30%		5	5	5
Shinsei Trading Co., Ltd.	64	0.72%		6	6	6
Dynamic Co., Ltd.	111	0.19%		3	3	3
Green Alchemy Co.,Ltd.	38,202	1.48%		191	17	17
Youone TBM Engineering & Construction Co., Ltd.	615	0.27%		31	31	31
KM Leatech Co., Ltd.	1,648	0.98%		8	8	8
Semist Co.,Ltd.	555	0.80%		3	3	3
Sewon Bus Co.,Ltd	12	0.00%		—	—	—
Enertec Co., Ltd.	7,937	0.19%		44	44	44
Sangji Co., Ltd.	20	0.26%		4	4	4
Bellie Doughnuts Co., Ltd.	169	0.19%		10	10	10
AIRTECH Information communication Co., Ltd	2,379	0.60%		12	12	12
Kiscom Co., Ltd.	1,493	0.04%		1	1	1
Wonil laser Co., Ltd	157	0.37%		16	16	16
Pyung Hwa Industrial Co.,Ltd.	3,388	3.00%		85	85	85
Set Holding (*2)	1,100,220	2.50%		229,255	131,036	131,036
PT. Cirebon Energi Prasarana	22,420	10.00%		2,612	2,658	2,658
Choheung packing Co.,Ltd.	61	0.13%		12	12	12
Jaewoo Co., Ltd.	359	0.24%		11	11	11
Wooyang HC Co., Ltd	1,375	0.01%		159	13	13
TheYeonriji Co., Ltd.	116	0.10%		6	6	6
Flusys Co., Ltd.	9	0.08%		2	2	2
DongSeo Electronics Co., Ltd.	347	0.07%		16	17	17
Daewoo Display Co., Ltd.	177	0.03%		5	5	5
NTS Co., Ltd.	143	0.22%		36	36	36
AID CO., Ltd.	1,212	0.57%		36	36	36
Changwon Eco-friendly farming Corp.	3	0.01%		—	—	—
Kumo Hitech Co., Ltd.	6,697	0.53%		100	32	32
Kyung Pyo Industry Co., Ltd.	186	0.76%		19	19	19
Daedong Industry Co., Ltd.	617	0.55%		46	46	46
Doosung Heavy Industries Co., Ltd.	53	0.06%		5	5	5
Samjoo Hightech Co., Ltd.	522	0.08%		3	3	3
Samkwang Chemical Co., Ltd.	204	1.27%		51	51	51
SG Corp.	213	0.54%		21	21	21

	2021
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Shinseung Chemical Industy Co., Ltd.	5	0.01%	￦	60	60	60
KJ Alloy Co., Ltd.	368	0.20%		7	7	7
SM Hi-tech Co., Ltd.	22	0.39%		22	22	22
Puruen Environment Co., Ltd.	967	1.34%		19	19	19
Miretech Co., Ltd.	9,111	0.27%		18	18	18
Sejin Hightech Co., Ltd.	17,980	0.16%		18	18	18
Eun Sung Enterprise Co., Ltd.	1,131	0.72%		17	17	17
Dongdo Basalt Industry Co., Ltd.	182	1.50%		73	73	73
Shinyoung Textiles Co., Ltd.	523	1.01%		52	23	23
Ilwoo Steel Co., Ltd.	41	0.28%		17	17	17
Dong-un Tech Co., Ltd.	1,159	6.28%		81	81	81
Wongwang Door Corp.	575	1.00%		29	29	29
Mansu Co.,Ltd.	344	0.25%		15	15	15
Eanskorea Co., Ltd.	39	0.05%		2	2	2
Youngdongseafood Co., Ltd.	165	0.33%		8	8	8
Hyunwoo Winstar Co., Ltd.	1	0.00%		—	—	—
Sehwa Diecasting Co., Ltd.	299	1.66%		44	44	44
Sungchang Tech Co., Ltd.	159	0.31%		10	10	10
Yuchang Industry Co., Ltd.	90	0.11%		5	5	5
Jeongpum Co., Ltd.	322	0.35%		16	16	16
Korea Steel Power Co., Ltd.	2,761	1.88%		55	55	55
Amanex Co., Ltd.	10	0.02%		9	9	9
Dae-A Leisure Co., Ltd.	23	0.00%		4	4	4
Caffe Bene Co.,Ltd.	1,908	0.03%		9	9	9
Shinjin International Corp.	4	0.01%		1	1	1
Jinhung Packaging Co.,Ltd	4,329	3.02%		22	22	22
Donglim Eng Co., Ltd.	26	0.11%		3	3	3
SIP Co., Ltd.	274	0.55%		7	7	7
Clizen Co., Ltd.	615	0.34%		31	31	31
DAEDONGMILLENNIUM Co., Ltd.	159	0.42%		32	32	32
Daeji Product Co., Ltd.	15	0.05%		1	—	—
Jaein Circuit Co., Ltd.	498	1.12%		65	65	65
SSET Co., Ltd.	181	0.30%		18	18	18
Sewon PM Tech Co., Ltd.	963	1.11%		48	48	48
Dawon Yuhwa Co., Ltd.	506	1.94%		25	25	25
Ogokbaekkwa Co., Ltd.	101	0.12%		1	1	1
Shinwoo Toptech Co., Ltd.	834	0.51%		83	6	6
KMLC Co., Ltd.	281	0.14%		22	22	22
Seinfood Co., Ltd.	13	0.17%		7	7	7
TaeSung Eco-Tech. Co., Ltd.	1,368	4.55%		34	34	34
Kukex Inc.	639	0.05%		3	3	3
Youngshin Plus Co., Ltd.	104	0.12%		5	5	5
Chang won Engineering Co., Ltd.	22	0.00%		4	4	4
Samsung Silup Co., Ltd.	47	0.19%		5	5	5
Samwon Bio Tech Co., Ltd.	390	0.25%		6	6	6
IZU KOREA Co., Ltd.	48	0.00%		2	2	2
Dongdo CNP Co., Ltd.	234	0.36%		6	6	6
Dae Bang Industry Co.,Ltd.	115	0.13%		6	6	6
S.I.T. Co.,Ltd	2,213	0.44%		22	22	22
Taejin Hiech Co., Ltd.	78	0.26%		3	3	3

	2021
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Headone Co.,Ltd.	69	0.12%	￦	7	7	7
E-Won Solutech Co., Ltd.	158	0.16%		40	40	40
MJT Co., Ltd.	1,013	0.20%		51	51	51
KPL Circuit Co., Ltd.	283	0.08%		14	14	14
Road Solar Co., Ltd.	12	0.00%		—	—	—
Han Mi Flexible Co.,Ltd.	143	0.20%		43	43	43
Samhwa Casting Co., Ltd.	200	0.04%		100	100	100
Millennium PNT Co., Ltd.	227	0.37%		6	6	6
GN Chem Co., Ltd.	40	0.07%		1	1	1
GW Industry Co., Ltd.	505	0.07%		51	51	51
TM Construction Co., Ltd.	4	0.00%		—	—	—
Dae Myung Co., Ltd.	114	0.08%		3	3	3
Nanomicart Co., Ltd.	176	1.06%		35	35	35
Young San Heavy Industries Co., Ltd.	74	0.11%		7	7	7
Samchungwon Co., Ltd.	15	0.24%		2	2	2
Wooyang Frozen Foods Co., Ltd.	66	0.82%		27	27	27
Nanomic Co., Ltd.	94	0.63%		38	38	38
Samsung Nonferrous Metal Co., Ltd.	89	0.26%		9	9	9
Daewha Fuel Pump Ind., Ltd.	83	0.05%		10	10	10
Addies Direct Co., Ltd.	1	0.00%		—	—	—
WorldCnM Inc.	131	1.09%		10	10	10
Superone Co., Ltd.	1,585	1.45%		8	8	8
Buyoung Panji Co., Ltd.	478	0.44%		12	12	12
International Paint Korea Co., Ltd.	111	0.48%		11	11	11
EI Lighting Co., Ltd.	358	0.36%		18	18	18
Hightech Mnp Co., Ltd.	123	0.35%		6	6	6
Yooseung Co., Ltd.	10	0.08%		1	1	1
Sungkwang Co., Ltd.	48	0.35%		2	2	2
Taeyang gasteel Co., Ltd.	8	0.02%		1	1	1
Ajin KSB Co., Ltd.	204	0.31%		18	18	18
Sewon Ceramic Co., Ltd.	530	1.01%		5	5	5
Choyang Tech Co., Ltd.	465	1.01%		23	23	23
TK Co., Ltd.	307	0.70%		15	15	15
Arari Co., Ltd.	14	0.05%		1	1	1
Potech Co., Ltd.	39	0.13%		14	14	14
C&S Corporation Co., Ltd.	1,304	0.01%		13	13	13
Global The One of Korea Co., Ltd.	62	0.06%		3	3	3
Steellife Co., Ltd.	85	0.06%		4	4	4
D&C Castech Co., Ltd.	330	1.89%		25	25	25
Geumhan Co., Ltd.	498	0.24%		7	7	7
Mokgan Co., Ltd.	5	0.02%		1	1	1
Wenex Co., Ltd.	373	0.53%		19	19	19
Sulim Co., Ltd.	30	0.20%		6	6	6
Shinkwang Engineering	24	0.36%		2	2	2
Ek Cookware Co., Ltd.	60	0.04%		1	1	1
KTTW Co., Ltd.	28	0.05%		2	2	2
Avajar Co., Ltd.	1,061	0.01%		1	1	1
Woosung I.B. Co.,Ltd	7,071	0.07%		14	14	14
CAP Korea Co., Ltd.	16	0.30%		3	3	3
MSM Co., Ltd.	25	0.08%		—	—	—

	2021
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Ddpopstyle Co., Ltd.	22	0.14%	￦	—	—	—
Finemetal Co., Ltd.	49	0.08%		1	1	1
Sungkyeong Co., Ltd.	52	0.24%		2	2	2
RMK Co., Ltd.	63	0.90%		22	22	22
Tpp Co., Ltd.	36,645	11.72%		1,832	1,832	1,832
Dukeong Metal Heat Treatment Co., Ltd.	843	3.61%		84	84	84
Newko Co., Ltd.	331	0.06%		10	10	10
KMC&R Co., Ltd.	16	0.11%		1	1	1
Dongsung Mulsan Co., Ltd.	137	0.34%		14	14	14
Pizzakorea Co., Ltd.	42	0.18%		9	9	9
Geumdani Co., Ltd.	2,377	1.82%		36	36	36
Mezzanine I-pack Co., Ltd.	38	0.02%		1	1	1
Ltop Co., Ltd.	36	0.06%		7	7	7
Simile Aluminium Co., Ltd.	428	0.31%		9	9	9
GT Tooling Co., Ltd.	604	0.17%		6	6	6
Team Korea Co., Ltd.	4,782	0.37%		24	24	24
Donghwa TCA Co., Ltd.	1,012	0.30%		25	25	25
Hankook Piaget Co., Ltd.	4	0.01%		1	1	1
Coco Food Co., Ltd.	648	1.24%		33	33	33
Woori Industry Co., Ltd.	102	1.05%		21	21	21
Ssangyong Youngweol Plant Service&Engineering Co., Ltd.	83	0.07%		4	1	1
SH Co., Ltd.	39	0.20%		8	8	8
Namsunnam Co., Ltd.	1,275	0.19%		6	1	1
Daeyoung Co., Ltd.	75	0.01%		8	8	8
Chandown Food Co., Ltd.	46	0.14%		9	9	9
Getron Co., Ltd.	7,259	0.20%		37	4	4
Jungmun Co., Ltd.	19	0.26%		2	2	2
Andong Trading Corporation Co., Ltd.	42	0.00%		2	2	2
JM Tech Co., Ltd.	403	0.67%		82	10	10
SGC Energy Co., Ltd.	580,000	5.00%		2,900	2,900	2,900
Le Soleil KHNP LLC	137,600	19.00%		1,376	1,376	1,376
Ihsung CNI Co., Ltd.	127,660	4.30%		1,500	2,618	2,618
H Robotics Co., Ltd.	903,601	8.05%		4,000	5,639	5,639
Good Tcells Co., Ltd.	11,364	0.34%		500	457	457
IPS Bio Co., Ltd.	1,975	3.13%		1,000	1,000	1,000
Nine B Co., Ltd.	5,000	4.96%		1,000	1,000	1,000
Choigang-gujo Co., Ltd.	61	0.45%		6	1	1
DS Cotec Co., Ltd.	973	0.71%		15	5	5
Youngheung Industry Co., Ltd.	101	0.05%		5	1	1
Hosungsteel Co., Ltd.	323	0.26%		14	3	3
Uktae IND. Co., Ltd.	140	0.12%		7	1	1
Gangdong R&S Co., Ltd.	69	1.25%		1	1	1
JFC Co., Ltd.	16	0.01%		2	2	2
Seokjin E&T Co., Ltd.	81	0.06%		8	8	8
Hyundai Tech Co., Ltd.	28	0.69%		10	10	10
Daeil Co., Ltd.	301	0.42%		15	2	2
Seohan Food Co., Ltd.	83	0.19%		2	2	2
Daehyeon Recycle Co., Ltd.	59	0.61%		12	12	12
Metal Link Inc. Co., Ltd.	709	0.17%		35	4	4
Pipetec Korea Co., Ltd.	50	0.07%		10	1	1

	2021
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
SungJin Tech Co., Ltd.	803	1.20%	￦	24	8	8
Yujin E&C Co., Ltd.	29	0.18%		6	—	—
Daishin Logistics Co., Ltd.	13	0.09%		1	1	1
JinSung Engineering Co., Ltd.	18	0.30%		18	18	18
Yongho Industry Co., Ltd.	157	0.22%		32	1	1
Wow tech Co., Ltd.	369	0.75%		11	11	11
World Power Tech Co., Ltd.	16	0.28%		24	24	24
PBM Auto Co., Ltd.	1,001	1.06%		10	10	10
K2 Motors Co., Ltd.	54	0.28%		1	1	1
CL Tech Co., Ltd.	801	2.25%		40	40	40
Mirae Industry Co., Ltd.	39	0.04%		6	6	6
Gentak Korea Co., Ltd.	301	0.31%		8	8	8
Sungjin Chemical Co., Ltd.	118	0.36%		4	4	4
LMAT Co., Ltd.	198	0.04%		20	20	20
Poong Lim Industrial Co., Ltd.	25	0.00%		38	38	38
Dae Sung GeoTech Co., Ltd.	631	1.28%		32	32	32
Saeheemang Co., Ltd.	756	0.60%		15	15	15
Hakbong Precision Co., Ltd.	1,460	1.18%		15	15	15
Vornech Co., Ltd.	431	0.37%		11	2	2
Woojin Formtech Co., Ltd.	76	0.08%		8	1	1
Korea Engineer Manufacturing Co., Ltd.	114	0.26%		6	1	1
Sinwa J&K Co., Ltd.	476	0.28%		5	5	5
Owon E&G Co., Ltd.	132	0.20%		4	4	4
Guseong Co., Ltd.	141	0.20%		4	4	4
Irefarm Co., Ltd.	45	0.30%		3	3	3
Nam-hae E&C Co., Ltd.	117	0.10%		2	2	2
Haenarae Agricultural Corp.	15	0.03%		2	2	2
Ja Yeon Science Ind. Co., Ltd.	10	0.05%		2	2	2
DECO&E Co., Ltd.	1,261	0.00%		2	2	2
Design Beyond Co., Ltd.	17	0.19%		2	2	2
LBK Co., Ltd.	8	0.05%		1	1	1
Duckwon industrial Co., Ltd.	32	0.43%		13	13	13
ASPT Co., Ltd.	64	0.82%		19	19	19
SIMA Co., Ltd.	29	0.05%		3	3	3
Jingkang Resources Co., Ltd.	90	1.57%		13	13	13
Eslin Co., Ltd.	39	0.14%		8	8	8
Shinwon Co., Ltd.	275	0.42%		19	19	19
CIC Tech Co., Ltd.	96	0.54%		10	10	10
Orano Expansion	5,742,405	4.72%		—	—	—
Fourever Co., Ltd.	44	0.10%		4	4	4
Segyo Hitech Co., Ltd.	156	0.24%		8	8	8
Myungil Metal Co., Ltd.	80	0.10%		4	4	4
Daeshin ECM Co., Ltd.	182	0.30%		9	9	9
Greencarbon Co., Ltd.	79	0.06%		1	1	1
Sunkoo Co., Ltd.	4	0.10%		2	2	2
Jians Construction Co., Ltd.	13	0.00%		2	2	2
DH trading Co., Ltd.	891	0.04%		178	178	178
Diotech Co., Ltd.	2,186	2.84%		219	219	219
Sangsin Co., Ltd.	29	0.09%		15	15	15
Steel focus Co., Ltd.	154	0.20%		4	4	4

	2021
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Kamada Korea Co., Ltd.	437	0.33%	￦	22	22	22
Fosys Co., Ltd.	19	0.08%		4	4	4
GB precision Co., Ltd.	137	0.57%		1	1	1
Ewon Art Co., Ltd.	185	0.61%		9	9	9
DI Tech Co., Ltd.	3	0.00%		—	—	—
Hans AD Co., Ltd.	33	0.35%		2	2	2
Chaegim Environment Development Co., Ltd.	158	0.01%		3	3	3
Daesung Stain Co., Ltd.	32	0.32%		2	2	2
YSM Co., Ltd.	281	2.07%		14	14	14
Dong In Industry Co., Ltd.	65	0.13%		3	3	3
U&I Co., Ltd.	50	0.22%		5	5	5
World One Co., Ltd.	401	0.58%		10	10	10
Yewon Co., Ltd.	24	0.02%		1	—	—
Seeun P&P Co., Ltd.	163	0.48%		33	33	33
TSNT Co., Ltd.	119	0.00%		24	24	24
Shinsung Tech Co., Ltd.	314	0.01%		16	16	16
JSL Co., Ltd.	51	0.49%		3	3	3
Loft Garden Co., Ltd.	1	0.04%		—	—	—
Handon Co., Ltd.	74	0.25%		11	11	11
GH Tech Co., Ltd.	82	0.22%		3	3	3
Daeo Co., Ltd.	13	0.23%		4	4	4
Bokwang Co., Ltd.	76	0.00%		15	15	15
Samkum Industry Co., Ltd.	201	0.48%		40	40	40
Dyntex Korea Co., Ltd.	75	0.28%		15	15	15
IGSP Co., Ltd.	17,662	0.21%		18	18	18
Mirae Engineering Co., Ltd.	66	0.15%		1	1	1
Mideumeul-juneun-namu Co., Ltd.	119	0.53%		6	6	6
Leagis Co., Ltd.	829	1.38%		66	66	66
Seil Textile Co., Ltd.	16	0.15%		3	3	3
Ilshin Tech Co., Ltd.	36	0.00%		7	7	7
Magtec Co., Ltd.	28	0.00%		6	6	6
Sukwon Co., Ltd.	2,885	0.59%		29	29	29
Hae-sung Metal Co., Ltd.	159	0.17%		3	3	3
White&Clean Foods Co., Ltd.	330	0.00%		3	3	3
Michang Cable Co., Ltd.	861	0.13%		4	4	4
G.M Foods Co., Ltd.	57	0.16%		9	9	9
Wecan Global Inc. Co., Ltd.	165	0.08%		8	8	8
Daeju Steel Co., Ltd.	11	0.20%		1	1	1
Hyundai Glass Co., Ltd.	860	0.83%		43	43	43
MEC Co., Ltd.	16,468	1.17%		41	41	41
Daeyeoneco Co., Ltd.	151	0.00%		15	15	15
Hyesung Cable&Communication Inc.	762	0.39%		38	38	38
Sangjin Co., Ltd.	428	0.35%		21	21	21
Topis Co., Ltd.	246	0.71%		14	14	14
G&L Tech Co., Ltd.	2	0.06%		—	—	—
Cheonhae Co., Ltd.	72	0.00%		2	2	2
Iksan-guwon Co., Ltd.	563	0.00%		11	11	11
Korea Remicon Co., Ltd.	36	0.03%		5	5	5
New Tech Co., Ltd.	23	0.15%		2	2	2
Segeon Co., Ltd.	124	0.00%		4	4	4

	2021
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
MS Tech Co., Ltd.	9	0.15%	￦	1	1	1
J.I Steel Co., Ltd.	21	0.00%		2	2	2
HNT Co., Ltd.	172	0.00%		9	9	9
Taejin Co., Ltd.	27	0.08%		3	3	3
Macroad Co., Ltd.	953	0.17%		10	10	10
Jinsung Electronics Co., Ltd.	69	1.41%		14	14	14
Woongjin Energy Co., Ltd.	94	0.00%		9	9	9
Electric Contractors’ Financial Cooperative Co., Ltd.	—	—		38	38	38
Information&Communication Financial Cooperative Co., Ltd.	—	—		15	15	15
Common Computer Co., Ltd.	3,856	1.87%		1,000	1,000	1,000
Fine Powerex Co., Ltd.	72,633	4.92%		1,500	1,500	1,500

				263,904	160,790	160,790

Debt securities
Aron Flying Ship Co., Ltd. (*1)	—	—		500	491	491

			￦	589,194	435,107	435,107

(*1)	The Company used initial cost as their fair value because there was not enough information to determine fair value, and the range of the estimated fair value is wide.

(*2)
The Company has estimated the fair value of Set Holding by using the discounted cash flow method and has recognized the difference between its fair value and book value as gain or loss on valuation of financial assets at FVOCI in other comprehensive income or loss during the year ended December 31, 2021.

	2022
	Shares	Ownership		Acquisition cost	Book value	Fair value

				In millions of won
Listed

Korea District Heating Corp.	2,264,068	19.55%	￦	173,201	64,526	64,526
Ssangyong Motor Co., Ltd.	12,205	0.03%		428	107	107
SM Korea Line Corp.	180	0.00%		1	—	—
Namkwang Engineering & Construction Co., Ltd.	121	0.00%		15	0	0
Bumyang Construction Co., Ltd.	35	0.00%		2	—	—
ELCOMTEC Co., Ltd.	32,875	0.04%		217	34	34
PAN Ocean Co., Ltd.	1,492	0.00%		14	9	9
STX Heavy Industries Co., Ltd.	7,419	0.03%		107	54	54
Codes Combine Co., Ltd.	291	0.00%		1	1	1
PT Adaro Energy Tbk.	480,000,000	1.50%		65,028	149,503	149,503
Denison Mines Corp.	58,284,000	7.09%		84,134	84,502	84,502
Fission Uranium Corp.	100,000	1.73%		41	75	75
SangSangin Industry Co., Ltd.	5,831	0.01%		38	3	3
Vitzosys Co., Ltd.	399	0.00%		2	—	—
EMnI Co., Ltd.	628	0.00%		25	3	3
Vissem electronics, Co., Ltd.	229	0.00%		11	1	1
KC Industry Co., Ltd.	139	0.00%		6	—	—
Ihsung CNI Co., Ltd.	142,860	4.81%		1,500	1,229	1,229
Aone Alform Co., Ltd.	2,672	0.04%		19	10	10

				324,790	300,057	300,057

Unlisted (*1)

Intellectual Discovery Co., Ltd.	200,000	6.00%	￦	5,000	954	954
Hwan Young Steel Co., Ltd.	10,916	0.14%		1,092	97	97
SAMBO AUTO. Co., Ltd.	15,066	0.02%		38	38	38
Mobo Co., Ltd.	504	0.00%		14	14	14
Dae Kwang Semiconductor Co., Ltd.	589	0.07%		6	6	6
Sanbon Department Store	828	0.01%		124	3	3
Miju Steel Mfg. Co., Ltd.	1,097	0.23%		50	50	50
Sungwon Co., Ltd.	117	0.07%		29	29	29
IMHWA Corp.	329	0.11%		5	5	5
DALIM Special Vehicle Co., Ltd.	58	0.08%		10	10	10
Altron Jeonju Co., Ltd.	34,846	1.34%		697	5	5
Moonkyung Silica Co., Ltd.	42	0.56%		—	—	—
Sungkwang Timber Co., Ltd.	3	0.08%		5	5	5
KS Remicon Co., Ltd.	12	0.04%		3	3	3
Joongang Platec Co., Ltd.	3,591	0.75%		72	35	35
Pyungsan SI Co., Ltd.	434	0.01%		4	4	4
Samgong Development Co., Ltd.	12	0.01%		7	7	7
Joongang Development Co., Ltd.	540	0.12%		8	8	8
AJS Co., Ltd.	12,906	0.23%		32	32	32
MSE Co., Ltd.	429	0.13%		9	9	9
Ilrim Nano Tec Co., Ltd.	1,520	0.07%		15	15	15
Ilsuk Co., Ltd.	152	0.17%		10	10	10
Zyle Daewoo Motor Sales Co., Ltd.	22	0.00%		—	—	—
Daewoo Development Co., Ltd.	8	0.00%		—	—	—
Seyang Inc.	537	0.05%		27	30	30
Seungri Enterprise Co., Ltd.	93	0.05%		3	3	3
Shin-E P&C Co., Ltd.	1,569	0.64%		110	2	2
Ejung Ad Co., Ltd.	132	0.09%		3	3	3
Solvus Co., Ltd.	1,056	0.04%		3	3	3
Myung Co., Ltd.	89	0.05%		2	2	2

	2022
	Shares	Ownership		Acquisition cost	Book value	Fair value

				In millions of won

Biwang Industry Co., Ltd	406	0.04%	￦	2	2	2
Young Sung Co., Ltd.	89	0.40%		26	26	26
Yuil Industrial Electronics Co., Ltd.	804	0.32%		15	15	15
Woojin Industry Corporation	3	0.00%		16	16	16
Kwang Sung Industry Co., Ltd.	325	0.35%		7	7	7
Futech Mold Co., Ltd.	274	0.27%		14	14	14
Woojoo Environment Ind. Co., Ltd.	101	0.11%		13	13	13
Hyungji Esquire Co., Ltd.	61	0.02%		22	22	22
Morado Co., Ltd.	209	0.04%		2	2	2
Myung Sung Tex Co., Ltd.	20	0.00%		2	2	2
Kwang Sung Co., Ltd.	610	0.53%		31	31	31
Seen Business and Technology co., Ltd.	29,424	0.73%		148	7	7
Woobang Construction Co., Ltd.	8	0.00%		8	8	8
Shin Pyung Co., Ltd.	6	0.03%		3	3	3
JMC Heavy Industries Co., Ltd.	2,724	0.10%		27	2	2
Najin Steel Co., Ltd.	37	0.06%		5	5	5
Sinkwang Industry Co., Ltd.	1,091	1.68%		5	5	5
Elephant & Friends Co., Ltd.	563	0.61%		3	3	3
Mireco Co., Ltd.	109	0.25%		11	11	11
L&K Industry Co., Ltd.	1,615	0.60%		24	24	24
JO Tech Co., Ltd.	1,263	0.62%		25	25	25
Kendae Printing Co., Ltd.	422	0.60%		21	21	21
Dauning Co., Ltd.	231	0.41%		6	6	6
Korea Trecision Co., Ltd.	22	0.45%		5	5	5
Hurim Biocell Co., Ltd.	1,021	0.00%		5	5	5
Smart Power Co., Ltd.	133,333	4.14%		200	200	200
Sunjin Power Tech Co., Ltd.	4,941	0.92%		247	32	32
Beer Yeast Korea Inc.	1,388	0.43%		7	7	7
B CON Co., Ltd.	96	1.16%		6	6	6
Ace Integration Co., Ltd.	105	0.09%		24	24	24
AceInti Agricultural Co., Ltd.	16	0.02%		5	5	5
KyungDong Co., Ltd.	130	0.01%		1	1	1
ChunWon Development Co., Ltd.	193	0.19%		39	39	39
SungLim Industrial Co., Ltd.	29	0.03%		1	1	1
Korea Minerals Co., Ltd.	191	0.05%		134	1	1
HyoDong Development Co., Ltd.	128	0.16%		25	1	1
JoHyun Co., Ltd.	350	1.56%		18	18	18
KC Co., Ltd.	5,107	0.17%		26	26	26
SeongJi Industrial Co.,Ltd.	41	0.05%		1	1	1
Seyang Precision Ind. Co., Ltd.	829	0.23%		41	41	41
Dooriwon Food System Co., Ltd.	13	0.27%		1	1	1
Sung Kwang Co., Ltd.	23	0.37%		6	6	6
Shinheung petrol. Co., Ltd.	699	0.14%		35	35	35
Force TEC Co., Ltd.	3,501	0.02%		18	18	18
Samsung Tech Co., Ltd.	486	1.28%		97	36	36
Younil Metal Co., Ltd.	41	0.21%		21	21	21
CJ Paradise Co.,Ltd	24	0.02%		12	12	12
Han Young Technology Company Co.,Ltd.	35	0.00%		—	—	—
Ptotronics Co., Ltd.	843	0.42%		84	6	6
NFT Co., Ltd.	136	0.40%		8	8	8
Hyundaitech Co.,Ltd.	1,363	0.87%		27	27	27
Dasan Material Co., Ltd.	29	0.04%		22	22	22
Fish World Co.,Ltd.	47	0.21%		2	2	2

	2022
	Shares	Ownership		Acquisition cost	Book value	Fair value

				In millions of won

SG Shinsung Engineering and Construction Co., Ltd.	10	0.00%	￦	6	—	—
Samdo Industry Electric Co.,Ltd.	48	0.02%		1	1	1
Taejung Industries Co.,Ltd.	9,268	0.30%		5	5	5
Shinsei Trading Co., Ltd.	64	0.72%		6	6	6
Dynamic Co., Ltd.	111	0.19%		3	3	3
Green Alchemy Co.,Ltd.	38,202	1.48%		191	17	17
Youone TBM Engineering & Construction Co., Ltd.	615	0.27%		31	31	31
KM Leatech Co., Ltd.	1,648	0.98%		8	8	8
Semist Co.,Ltd.	555	0.80%		3	3	3
Sewon Bus Co.,Ltd	12	0.00%		—	—	—
Enertec Co., Ltd.	7,937	0.19%		44	44	44
Sangji Co., Ltd.	20	0.26%		4	4	4
Bellie Doughnuts Co., Ltd.	169	0.19%		10	10	10
AIRTECH Information communication Co., Ltd	2,379	0.60%		12	12	12
Kiscom Co., Ltd.	1,493	0.04%		1	1	1
Set Holding (*2)	1,100,220	2.50%		229,255	163,580	163,580
Choheung packing Co.,Ltd.	61	0.13%		12	12	12
Jaewoo Co., Ltd.	359	0.24%		11	11	11
Wooyang HC Co., Ltd	1,375	0.01%		159	13	13
TheYeonriji Co., Ltd.	116	0.10%		6	6	6
Flusys Co., Ltd.	9	0.08%		2	2	2
DongSeo Electronics Co., Ltd.	347	0.07%		17	17	17
Daewoo Display Co., Ltd.	177	0.03%		5	5	5
NTS Co., Ltd.	143	0.22%		36	36	36
AID CO., Ltd.	1,212	0.57%		36	36	36
Changwon Eco-friendly farming Corp.	3	0.01%		—	—	—
Kumo Hitech Co., Ltd.	6,697	0.53%		100	32	32
Kyung Pyo Industry Co., Ltd.	186	0.76%		19	19	19
Doosung Heavy Industries Co., Ltd.	53	0.06%		5	5	5
Samjoo Hightech Co., Ltd.	522	0.08%		3	3	3
Samkwang Chemical Co., Ltd.	204	1.27%		51	51	51
Shinseung Chemical Industy Co., Ltd.	5	0.01%		60	—	—
KJ Alloy Co., Ltd.	368	0.20%		7	7	7
SM Hi-tech Co., Ltd.	22	0.39%		22	22	22
Puruen Environment Co., Ltd.	967	1.34%		19	19	19
Miretech Co., Ltd.	9,111	0.27%		18	18	18
Sejin Hightech Co., Ltd.	17,980	0.16%		18	18	18
Eun Sung Enterprise Co., Ltd.	1,131	0.72%		17	17	17
Shinyoung Textiles Co., Ltd.	523	1.01%		52	23	23
Ilwoo Steel Co., Ltd.	41	0.28%		17	17	17
Dong-un Tech Co., Ltd.	1,159	6.28%		81	34	34
Wongwang Door Corp.	575	1.00%		29	29	29
Mansu Co.,Ltd.	344	0.25%		15	15	15
Eanskorea Co., Ltd.	39	0.05%		2	2	2
Youngdongseafood Co., Ltd.	165	0.33%		8	8	8
Hyunwoo Winstar Co., Ltd.	1	0.00%		—	—	—
Sungchang Tech Co., Ltd.	159	0.31%		19	19	19
Yuchang Industry Co., Ltd.	90	0.11%		5	5	5
Jeongpum Co., Ltd.	322	0.35%		16	16	16
Korea Steel Power Co., Ltd.	2,761	1.88%		55	2	2
Amanex Co., Ltd.	10	0.02%		9	9	9
Dae-A Leisure Co., Ltd.	23	0.00%		4	4	4
Caffe Bene Co.,Ltd.	1,908	0.03%		9	9	9
Shinjin International Corp.	4	0.01%		1	1	1

	2022
	Shares	Ownership		Acquisition cost	Book value	Fair value

				In millions of won

Jinhung Packaging Co.,Ltd	4,329	3.02%	￦	22	22	22
Donglim Eng Co., Ltd.	26	0.11%		3	3	3
SIP Co., Ltd.	274	0.55%		7	7	7
Clizen Co., Ltd.	615	0.34%		31	31	31
Daeji Product Co., Ltd.	15	0.05%		1	—	—
SSET Co., Ltd.	181	0.30%		18	18	18
Sewon PM Tech Co., Ltd.	963	1.11%		48	48	48
Dawon Yuhwa Co., Ltd.	506	1.94%		25	25	25
Ogokbaekkwa Co., Ltd.	101	0.12%		1	1	1
Shinwoo Toptech Co., Ltd.	834	0.51%		83	6	6
KMLC Co., Ltd.	281	0.14%		22	22	22
Seinfood Co., Ltd.	13	0.17%		7	7	7
TaeSung Eco-Tech. Co., Ltd.	1,368	4.55%		34	34	34
Kukex Inc.	639	0.05%		3	3	3
Youngshin Plus Co., Ltd.	104	0.12%		5	5	5
Chang won Engineering Co., Ltd.	22	0.00%		4	4	4
Samsung Silup Co., Ltd.	47	0.19%		5	5	5
Samwon Bio Tech Co., Ltd.	390	0.25%		6	6	6
IZU KOREA Co., Ltd.	48	0.00%		2	2	2
Dongdo CNP Co., Ltd.	234	0.36%		6	6	6
Dae Bang Industry Co.,Ltd.	115	0.13%		6	6	6
S.I.T. Co.,Ltd	2,213	0.44%		22	22	22
Taejin Hiech Co., Ltd.	78	0.26%		3	3	3
Headone Co.,Ltd.	69	0.12%		7	7	7
E-Won Solutech Co., Ltd.	158	0.16%		40	40	40
KPL Circuit Co., Ltd.	283	0.08%		14	14	14
Road Solar Co., Ltd.	12	0.00%		—	—	—
Han Mi Flexible Co.,Ltd.	143	0.20%		43	43	43
Millennium PNT Co., Ltd.	227	0.37%		6	6	6
GN Chem Co., Ltd.	40	0.07%		1	1	1
Dae Myung Co., Ltd.	114	0.08%		3	3	3
Nanomicart Co., Ltd.	176	1.06%		35	35	35
Young San Heavy Industries Co., Ltd.	74	0.11%		7	7	7
Samchungwon Co., Ltd.	15	0.24%		2	2	2
Wooyang Frozen Foods Co., Ltd.	66	0.82%		27	27	27
Nanomic Co., Ltd.	94	0.63%		38	38	38
Samsung Nonferrous Metal Co., Ltd.	89	0.26%		9	9	9
Daewha Fuel Pump Ind., Ltd.	83	0.05%		10	10	10
Addies Direct Co., Ltd.	1	0.00%		—	—	—
WorldCnM Inc.	131	1.09%		10	10	10
Superone Co., Ltd.	1,585	1.45%		8	8	8
Buyoung Panji Co., Ltd.	478	0.44%		12	12	12
International Paint Korea Co., Ltd.	111	0.48%		11	11	11
EI Lighting Co., Ltd.	358	0.36%		18	18	18
Hightech Mnp Co., Ltd.	123	0.35%		6	6	6
Yooseung Co., Ltd.	10	0.08%		1	1	1
Sungkwang Co., Ltd.	48	0.35%		2	2	2
Taeyang gasteel Co., Ltd.	8	0.02%		1	1	1
Ajin KSB Co., Ltd.	204	0.31%		18	18	18
Sewon Ceramic Co., Ltd.	530	1.01%		5	5	5
Choyang Tech Co., Ltd.	465	1.01%		23	23	23
TK Co., Ltd.	307	0.70%		15	15	15
Arari Co., Ltd.	14	0.05%		1	1	1

	2022
	Shares	Ownership		Acquisition cost	Book value	Fair value

				In millions of won

C&S Corporation Co., Ltd.	1,304	0.01%	￦	13	13	13
Global The One of Korea Co., Ltd.	62	0.06%		3	3	3
Steellife Co., Ltd.	85	0.06%		4	4	4
D&C Castech Co., Ltd.	330	1.89%		25	25	25
Geumhan Co., Ltd.	498	0.24%		7	7	7
Mokgan Co., Ltd.	5	0.02%		1	1	1
Wenex Co., Ltd.	373	0.53%		19	19	19
Sulim Co., Ltd.	30	0.20%		6	6	6
Shinkwang Engineering	24	0.36%		2	2	2
Ek Cookware Co., Ltd.	60	0.04%		1	1	1
KTTW Co., Ltd.	28	0.05%		2	2	2
Avajar Co., Ltd.	1,061	0.01%		1	1	1
Woosung I.B. Co.,Ltd	7,071	0.07%		14	14	14
CAP Korea Co., Ltd.	16	0.30%		3	3	3
MSM Co., Ltd.	25	0.08%		—	—	—
Ddpopstyle Co., Ltd.	22	0.14%		1	1	1
Finemetal Co., Ltd.	49	0.08%		1	1	1
Sungkyeong Co., Ltd.	52	0.24%		2	2	2
RMK Co., Ltd.	63	0.90%		22	22	22
Newko Co., Ltd.	331	0.06%		10	10	10
Dongsung Mulsan Co., Ltd.	137	0.34%		14	14	14
Pizzakorea Co., Ltd.	42	0.18%		9	9	9
Geumdani Co., Ltd.	2,377	1.82%		36	36	36
Mezzanine I-pack Co., Ltd.	38	0.02%		1	1	1
Ltop Co., Ltd.	36	0.06%		7	7	7
Simile Aluminium Co., Ltd.	428	0.31%		9	9	9
GT Tooling Co., Ltd.	604	0.17%		6	6	6
Team Korea Co., Ltd.	4,782	0.37%		24	24	24
Donghwa TCA Co., Ltd.	1,012	0.30%		25	25	25
Hankook Piaget Co., Ltd.	4	0.01%		1	1	1
Coco Food Co., Ltd.	648	1.24%		33	33	33
Woori Industry Co., Ltd.	102	1.05%		21	21	21
Ssangyong Youngweol Plant Service&Engineering Co., Ltd.	83	0.07%		4	1	1
SH Co., Ltd.	39	0.20%		8	8	8
Daeyoung Co., Ltd.	75	0.01%		8	8	8
Chandown Food Co., Ltd.	46	0.14%		9	9	9
Getron Co., Ltd.	7,259	0.20%		37	4	4
Jungmun Co., Ltd.	19	0.26%		2	2	2
Andong Trading Corporation Co., Ltd.	42	0.00%		2	2	2
JM Tech Co., Ltd.	403	0.67%		82	10	10
SGC Energy Co., Ltd.	580,000	5.00%		2,900	7,856	7,856
Le Soleil KHNP LLC	137,600	19.00%		1,376	1,376	1,376
Ihsung CNI Co., Ltd.	127,660	4.30%		1,500	2,016	2,016
H Robotics Co., Ltd.	903,601	8.05%		4,000	5,638	5,638
Good Tcells Co., Ltd.	11,364	0.34%		500	347	347
IPS Bio Co., Ltd.	1,975	3.13%		1,000	843	843
Nine B Co., Ltd.	5,000	4.96%		1,000	1,000	1,000

	2022
	Shares	Ownership		Acquisition cost	Book value	Fair value

				In millions of won

Choigang-gujo Co., Ltd.	61	0.45%	￦	6	1	1
Youngheung Industry Co., Ltd.	101	0.05%		5	1	1
Hosungsteel Co., Ltd.	323	0.26%		14	3	3
Uktae IND. Co., Ltd.	140	0.12%		7	1	1
JFC Co., Ltd.	16	0.01%		2	2	2
Hyundai Tech Co., Ltd.	28	0.69%		10	10	10
Daeil Co., Ltd.	301	0.42%		15	2	2
Seohan Food Co., Ltd.	83	0.19%		2	2	2
Daehyeon Recycle Co., Ltd.	59	0.61%		12	12	12
Metal Link Inc. Co., Ltd.	709	0.17%		35	4	4
Pipetec Korea Co., Ltd.	50	0.07%		10	1	1
SungJin Tech Co., Ltd.	803	1.20%		24	8	8
Yujin E&C Co., Ltd.	29	0.18%		6	—	—
Daishin Logistics Co., Ltd.	13	0.09%		1	1	1
JinSung Engineering Co., Ltd.	18	0.30%		18	18	18
Yongho Industry Co., Ltd.	157	0.22%		32	1	1
Wow tech Co., Ltd.	369	0.75%		11	11	11
World Power Tech Co., Ltd.	16	0.28%		24	24	24
PBM Auto Co., Ltd.	1,001	1.06%		10	10	10
K2 Motors Co., Ltd.	54	0.28%		1	1	1
CL Tech Co., Ltd.	801	2.25%		40	40	40
Mirae Industry Co., Ltd.	39	0.04%		6	6	6
Gentak Korea Co., Ltd.	301	0.31%		8	8	8
Sungjin Chemical Co., Ltd.	118	0.36%		4	4	4
LMAT Co., Ltd.	198	0.04%		20	20	20
Poong Lim Industrial Co., Ltd.	25	0.00%		38	38	38
Dae Sung GeoTech Co., Ltd.	631	1.28%		32	32	32
Saeheemang Co., Ltd.	756	0.60%		15	15	15
Hakbong Precision Co., Ltd.	1,460	1.18%		15	15	15
Vornech Co., Ltd.	431	0.37%		11	2	2
Woojin Formtech Co., Ltd.	76	0.08%		8	1	1
Korea Engineer Manufacturing Co., Ltd.	114	0.26%		6	1	1
Sinwa J&K Co., Ltd.	476	0.28%		5	5	5
Owon E&G Co., Ltd.	132	0.20%		4	4	4
Guseong Co., Ltd.	141	0.20%		3	3	3
Irefarm Co., Ltd.	45	0.30%		3	3	3
Nam-hae E&C Co., Ltd.	117	0.10%		2	2	2
Haenarae Agricultural Corp.	15	0.03%		2	2	2
DECO&E Co., Ltd.	1,261	0.00%		2	2	2
Design Beyond Co., Ltd.	17	0.19%		2	2	2
LBK Co., Ltd.	8	0.05%		1	1	1
Duckwon industrial Co., Ltd.	32	0.43%		13	13	13
ASPT Co., Ltd.	64	0.82%		19	19	19
SIMA Co., Ltd.	29	0.05%		3	3	3

	2022
	Shares	Ownership		Acquisition cost	Book value	Fair value

				In millions of won

Jingkang Resources Co., Ltd.	90	1.57%	￦	13	13	13
Eslin Co., Ltd.	39	0.14%		8	8	8
Shinwon Co., Ltd.	275	0.42%		19	19	19
CIC Tech Co., Ltd.	96	0.54%		10	10	10
Orano Expansion	5,742,405	4.72%		—	—	—
Fourever Co., Ltd.	44	0.10%		4	4	4
Myungil Metal Co., Ltd.	80	0.10%		4	4	4
Daeshin ECM Co., Ltd.	182	0.30%		9	9	9
Greencarbon Co., Ltd.	79	0.06%		1	1	1
Sunkoo Co., Ltd.	4	0.10%		2	2	2
Jians Construction Co., Ltd.	45	0.01%		2	4	4
DH trading Co., Ltd.	891	0.04%		178	—	—
Sangsin Co., Ltd.	29	0.09%		15	15	15
Steel focus Co., Ltd.	154	0.20%		4	4	4
Kamada Korea Co., Ltd.	437	0.33%		22	22	22
Fosys Co., Ltd.	19	0.08%		4	4	4
GB precision Co., Ltd.	137	0.57%		1	1	1
Ewon Art Co., Ltd.	185	0.61%		9	9	9
DI Tech Co., Ltd.	3	0.00%		—	—	—
Hans AD Co., Ltd.	33	0.35%		2	2	2
Chaegim Environment Development Co., Ltd.	158	0.01%		3	3	3
Daesung Stain Co., Ltd.	32	0.32%		2	2	2
YSM Co., Ltd.	281	2.07%		14	14	14
Dong In Industry Co., Ltd.	65	0.13%		3	3	3
U&I Co., Ltd.	50	0.22%		5	5	5
World One Co., Ltd.	401	0.58%		10	10	10
Yewon Co., Ltd.	24	0.02%		1	—	—
TSNT Co., Ltd.	119	0.00%		24	24	24
Shinsung Tech Co., Ltd.	314	0.01%		16	16	16
JSL Co., Ltd.	51	0.49%		3	3	3
Loft Garden Co., Ltd.	1	0.04%		—	—	—
Handon Co., Ltd.	74	0.25%		11	11	11
GH Tech Co., Ltd.	82	0.22%		3	3	3
Daeo Co., Ltd.	13	0.23%		4	4	4
Bokwang Co., Ltd.	76	0.00%		15	15	15
Samkum Industry Co., Ltd.	201	0.48%		40	40	40
Dyntex Korea Co., Ltd.	75	0.28%		15	15	15
Mirae Engineering Co., Ltd.	66	0.15%		1	1	1
Mideumeul-juneun-namu Co., Ltd.	119	0.53%		6	6	6
Seil Textile Co., Ltd.	16	0.15%		3	3	3
Ilshin Tech Co., Ltd.	36	0.00%		7	7	7
Magtec Co., Ltd.	28	0.00%		6	6	6
Sukwon Co., Ltd.	2,885	0.59%		29	29	29
Hae-sung Metal Co., Ltd.	159	0.17%		3	3	3
White&Clean Foods Co., Ltd.	330	0.00%		3	3	3
Michang Cable Co., Ltd.	1,096	0.26%		16	16	16
G.M Foods Co., Ltd.	57	0.16%		9	9	9
Wecan Global Inc. Co., Ltd.	165	0.08%		8	8	8
Daeju Steel Co., Ltd.	11	0.20%		1	1	1
Hyundai Glass Co., Ltd.	860	0.83%		43	43	43
MEC Co., Ltd.	16,468	1.17%		41	41	41
Daeyeoneco Co., Ltd.	151	0.00%		15	15	15
Hyesung Cable&Communication Inc.	762	0.39%		38	38	38

	2022
	Shares	Ownership		Acquisition cost	Book value	Fair value

				In millions of won

Sangjin Co., Ltd.	428	0.35%	￦	21	21	21
Topis Co., Ltd.	246	0.71%		14	14	14
G&L Tech Co., Ltd.	2	0.06%		—	—	—
Cheonhae Co., Ltd.	72	0.00%		2	2	2
Iksan-guwon Co., Ltd.	563	0.00%		11	11	11
Korea Remicon Co., Ltd.	36	0.03%		5	5	5
New Tech Co., Ltd.	23	0.15%		2	2	2
Segeon Co., Ltd.	124	0.00%		4	4	4

MS Tech Co., Ltd.	9	0.15%		1	1	1
J.I Steel Co., Ltd.	21	0.00%		2	2	2
HNT Co., Ltd.	172	0.00%		9	9	9
Taejin Co., Ltd.	27	0.08%		3	3	3
Macroad Co., Ltd.	953	0.17%		10	10	10
Woongjin Energy Co., Ltd.	94	0.00%		9	9	9
Electric Contractors’ Financial Cooperative Co., Ltd.	—	—		39	39	39
Information&Communication Financial Cooperative Co., Ltd.	—	—		15	15	15
Common Computer Co., Ltd.	3,856	1.87%		1,000	1,000	1,000
Fine Powerex Co., Ltd.	72,633	4.92%		1,500	1,500	1,500
Eunsung Industrial Co., Ltd.	3	0.03%		1	1	1
KPE Co., Ltd	51	0.19%		13	13	13
Dongbangfarms Co., Ltd	904	0.55%		41	5	5
Sungdo Pack Co., Ltd	15	0.06%		1	1	1
Coffeenie Co., Ltd	2	0.00%		1	1	1
Medi Pharma Plan Co., Ltd	1,075	0.26%		108	8	8
Woori Ascon Co., Ltd	25	0.34%		10	10	10
Dong Shin Hydraulies Co., Ltd	9,460	0.14%		47	47	47
Cheonwoo E.P.S Co., Ltd	371	1.10%		19	19	19
Koa Tech Co., Ltd	1,244	0.77%		12	12	12
Jinwoo Textile Co., Ltd	91	0.68%		9	9	9
SKE Cable Co., Ltd	120	0.08%		6	6	6
Hi Korea Co., Ltd	1,845	1.94%		185	185	185
Daeheung Engineering Co., Ltd	65	0.01%		1	1	1
Etapol Co., Ltd	1,361	0.54%		41	41	41
Yoongwon International Co., Ltd	157	1.47%		31	31	31
Avoh Ceramic&Bath Co., Ltd	173	0.14%		3	3	3
Dongyang R.P.F. Industrial Co., Ltd	59	0.03%		2	2	2
Yuil Engineering Co., Ltd	14	0.03%		1	1	1
Taesan Co., Ltd	146	0.69%		35	35	35
Jico Co., Ltd	10,581	0.01%		26	26	26
K Shipbuilding Co., Ltd.	8,622	0.25%		1,078	1,078	1,078
Seokjin E&T Co., Ltd.	81	0.06%		8	8	8
Agencore Co., Ltd	104,350	5.67%		1,200	1,200	1,200
SamHong Machinery. EMC Co., Ltd	476,192	19.23%		5,000	5,000	5,000
Thermo Tec Co., Ltd	446	0.03%		4	4	4
DaeYang Hydro Co., Ltd	6	0.02%		1	1	1
SangMoo Steel Co., Ltd	24	0.04%		2	2	2
Jungin Distribution Co., Ltd	17	0.00%		3	3	3
TheSun Co., Ltd	77	0.06%		1	1	1
Daedong Co., Ltd	176	0.33%		18	18	18
Daewoong and Technology Co., Ltd	423	1.14%		42	42	42
Ebadom Co., Ltd	361	0.21%		58	58	58
ChoungHwa Precise Co., Ltd	428	0.08%		43	4	4

	2022
	Shares	Ownership		Acquisition cost	Book value	Fair value

				In millions of won

Snopa Co., Ltd	458	0.01%	￦	5	5	5
Aloha Factory Co., Ltd	2,970	3.61%		1,000	1,000	1,000
Dailyshot Co., Ltd	339	1.85%		1,001	1,001	1,001
Mediquitous Co., Ltd	5,080	0.69%		1,250	1,250	1,250
SKD Korea Co., Ltd.	40	0.28%		20	20	20
Samhyup Co., Ltd	376	0.91%		38	38	38
Gogang Aluminum Co., Ltd	828	1.52%		41	41	41
Taekwang Paper Board Co., Ltd	133	0.49%		23	23	23
NY Tech Co., Ltd	33	0.15%		2	2	2
Sekwang Precision Co., Ltd	394	0.84%		79	79	79
Dongbang Metal Co., Ltd	1,985	0.32%		20	20	20
Samwang Co., Ltd	170	0.25%		17	17	17
Yurim CNF Co., Ltd	15	0.23%		2	2	2
Guseul Co., Ltd	89	0.23%		9	9	9
Gaone International Co., Ltd	54	0.29%		14	14	14
Daekwang Forging Co., Ltd	1,298	1.99%		130	130	130
Dongyang Pratech Co., Ltd	265	1.21%		29	29	29
Samjin Placo Co., Ltd	661	0.52%		33	33	33
MS Steel Industrial Co., Ltd	167	0.40%		8	8	8
STS Global Co., Ltd	9	0.04%		1	1	1
Y Tech Co., Ltd	855	0.65%		34	34	34
CK Industry Co., Ltd	4,178	7.54%		167	167	167
J&J Tech Co.	14	0.22%		1	1	1
Shield Board Co., Ltd	165	0.15%		3	3	3
SFC International Co., Ltd	11	0.01%		1	1	1
Korea Ocean Machinery & Technology Co.,Ltd.	763	0.45%		76	76	76
Hana ITM Inc.	8,443	0.70%		84	84	84
Jeuvis Co., Ltd	191	0.30%		2	2	2
JBM Co., Ltd	662	0.34%		20	20	20
Jungwoo Metal Solution Co., Ltd	27	0.08%		2	2	2
MS Precision Co., Ltd	220	0.16%		22	22	22
YM Tech Co., Ltd	2	0.01%		1	1	1
C&C ENG Co., Ltd	439	1.59%		22	22	22
Minjin Co., Ltd	24	0.01%		1	1	1
Daejoo E&G Co., Ltd	133	0.00%		27	27	27
Taeyoung Precision Co., Ltd	31	0.22%		1	1	1
Shin Heung Precision Co., Ltd	93	4.63%		4	4	4
TaeGwang P&C Co., Ltd	530	0.90%		13	13	13
KyeongGwang Tech Co.,Ltd	244	1.04%		7	7	7

				269,065	202,243	202,243

Debt securities
Aron Flying Ship Co., Ltd. (*1)	—	—		500	529	529

			￦	594,355	502,829	502,829

(*1)	The Company used initial cost as their fair value because there was not enough information to determine fair value, and the range of the estimated fair value is wide.

(*2)
The Company has estimated the fair value of Set Holding by using the discounted cash flow method and has recognized the difference between its fair value and book value as gain or loss on valuation of financial assets at FVOCI in other comprehensive income or loss during the year ended December 31, 2022.